Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Fair Value Measurements

NOTE 10 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820, “Fair Value Measurement,” for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The following table presents information about the Company’s assets and liabilities that are measured at fair value at September 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

Description	Level	September 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$817,227,602	$816,985,533

Liabilities:
Warrant Liability – Private Placement Warrants	3	9,980,524	23,455,550
Warrant Liability – Public Warrants	1	22,190,005	51,186,760

Upon consummation of the Public Offering, the Company used a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A ordinary shares and one-third of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B ordinary shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption (temporary equity), Class A ordinary shares (permanent equity) and Class B ordinary shares (permanent equity) based on their relative fair values at the initial measurement date. At the initial measurement date, the Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs.

As of both September 30, 2021 and December 31, 2020, the Public Warrants were valued using the publicly available price for the Warrant and are classified as Level 1 on the Fair Value Hierarchy. As of both September 30, 2021 and December 31, 2020, the Company used a modified Black-Scholes model to value the Private Placement Warrants. The Company relied upon the implied volatility of the Public Warrants and the closing share price at December 31, 2020 to estimate the volatility for the Private Placement Warrants. As of both September 30, 2021 and December 31, 2020, the Private Placement Warrants were classified within Level 3 of the Fair Value Hierarchy at the measurement dates due to the use of unobservable inputs.

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three and nine months ended September 30, 2021:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, June 30, 2021	$14,857,060
Change in fair value of derivative liabilities	(4,876,536)
Balance, September 30, 2021	$9,980,524

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2020	$23,455,550
Change in fair value of derivative liabilities	(13,475,026)
Balance, September 30, 2021	$9,980,524

As of September 30, 2021, the fair value of the derivative feature of the Private Warrants was calculated using the following weighted average assumptions:

	September 30, 2021		December 31, 2020
Risk-free interest rate	1.07%		0.49%
Expected life of grants	5.51	years	5.9	years
Expected volatility of underlying shares	13.8%		10.0 – 30.0%
Dividends	0.0%		0%
Probability of Business Combination	90%		90%

As of September 30, 2021 and December 31, 2020, the derivative warrant liability was $32,170,529 and $74,642,310, respectively. In addition, for the three and nine months ended September 30, 2021, the Company recorded $15,086,661 and $42,471,781, respectively, as a gain on the change in fair value of the derivative warrant liabilities on the condensed statements of operations. The Company charged $328,956 to additional paid in capital for the excess of proceeds received over fair value of Private Placement Warrant liabilities.

9. Fair Value Measurements

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured on a recurring basis as of December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Level	December 31, 2020	December 31, 2019
Description
Assets:		$—	$—
Marketable securities held in Trust Account	1	816,985,533	—

Liabilities: Warrant Liability – Private Placement Warrants	3	23,455,550	—
Warrant Liability – Public Warrants	1	51,186,760	—

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

Upon consummation of the Public Offering, the Company used a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Warrants. The Company allocated the proceeds received from (i) the sale of

Units (which is inclusive of one share of Class A ordinary shares and one-third of one Public Warrant), (ii) the sale of Private Warrants, and (iii) the issuance of Class B ordinary shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption (temporary equity), Class A ordinary shares (permanent equity) and Class B ordinary shares (permanent equity) based on their relative fair values at the initial measurement date. At the initial measurement date, the Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs.

At December 31, 2020, the Company used a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Warrants. Since the Public Warrants are publicly traded as of the December 31, 2020, the Company relied upon the implied volatility of the Public Warrants and the closing stock price at December 31, 2020 to estimate the volatility for the Private Placement Warrants. At December 31, 2020, the Private Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs.

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2020:

Fair Value
Measurement
Using Level 3
Inputs
Total
Balance, December 31, 2019	$—
Derivative liabilities recorded on issuance of derivative warrants	57,753,222
Transfer to Level 1	(39,745,978)
Change in fair value of derivative liabilities	5,448,306
Balance, December 31, 2020	$23,455,550

The fair value of the derivative feature of the warrants was calculated using the following weighted average assumptions:

	October 6, 2020	December 31, 2020
Risk-free interest rate	0.43%	0.49%
Expected life of grants	6 years	5.9 years
Expected volatility of underlying shares	10 – 30%	10 – 30%
Dividends	0%	0%

As of December 31, 2020 and 2019, the derivative liability was $74,642,310 and $0, respectively. In addition, for the year ended December 31, 2020, the Company recorded $16,889,088 as a loss on the change in fair value of the derivative warrants on the statements of operations. Upon issuance of the Private Warrants, the Company charge to additional paid in capital of $328,956 for the excess of proceeds received over fair value of private warrant liabilities.